Cover	Oct. 02, 2026
Document Type	8-K
Amendment Flag	false
Document Period End Date	Oct. 02, 2026
Entity File Number	001-43446
Entity Registrant Name	Thunder Bridge Capital Partners V, Ltd.
Entity Central Index Key	0002140030
Entity Tax Identification Number	00-0000000
Entity Incorporation, State or Country Code	E9
Entity Address, Address Line One	9912 Georgetown Pike
Entity Address, Address Line Two	Suite D203
Entity Address, City or Town	Great Falls
Entity Address, State or Province	VA
Entity Address, Postal Zip Code	22066
City Area Code	202
Local Phone Number	431-0507
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
Units, each consisting of one Class A ordinary share and one-third of one redeemable warrant
Title of 12(b) Security	Units, each consisting of one Class A ordinary share and one-third of one redeemable warrant
Trading Symbol	TBCVU
Security Exchange Name	NASDAQ
Class A ordinary shares, par value $0.0001 per share
Title of 12(b) Security	Class A ordinary shares, par value $0.0001 per share
Trading Symbol	TBCV
Security Exchange Name	NASDAQ
Redeemable warrants, each whole warrant exercisable for one Class A ordinary share for $11.50 per share
Title of 12(b) Security	Redeemable warrants, each whole warrant exercisable for one Class A ordinary share for $11.50 per share
Trading Symbol	TBCVW
Security Exchange Name	NASDAQ